Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note D – Fair Value of Financial Instruments

Cash and cash equivalents, accounts receivable, inventories, prepaid expenses and other current assets, accounts payable, salaries and benefits payable, accrued interest, other accrued expenses and current liabilities are reflected on the consolidated balance sheets at amounts that approximate fair value because of the short-term nature of these financial assets and liabilities.

The fair value of the Company’s debt approximates its carrying value and is classified as a Level 2 fair value in the fair value hierarchy as it is based on discounted cash flows using a current borrowing rate.

The private warrants were valued using a modified Black-Scholes OPM, which is considered to be a Level 3 fair value measurement. Refer to Note P for information on the Level 3 inputs used to value the private warrants.

As of December 31, 2021, contingent consideration consists of estimated future payments related to the Successor’s acquisition of Roccor. As certain inputs are not observable in the market, contingent consideration payments are classified as Level 3 instruments and included in notes payable to seller on the Successor’s consolidated balance sheets. Significant changes in the significant unobservable inputs used in the Black-Scholes OPM to determine the fair value of contingent consideration would result in a significantly lower or higher fair value measurement. The Company adjusts the previous fair value estimate of contingent consideration at each reporting period while considering changes in forecasted financial performance and overall change in risk based on the period of time elapsed. Refer to Note C for information on the Level 3 inputs used to value the contingent consideration.

Financial liabilities measured at fair value on a recurring basis are as follows:

		Successor
		December 31, 2021
	Balance Sheet
	Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private warrants	Warrant liabilities	$—	$—	$19,098	$19,098
Contingent consideration	Notes payable to sellers	—	—	1,000	1,000
Total		$—	$—	$20,098	$20,098

		Successor
		December 31, 2020
	Balance Sheet
	Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private warrants	Warrant liabilities	$—	$—	$—	$—
Contingent consideration	Notes payable to sellers	—	—	1,257	1,257
Total		$—	$—	$1,257	$1,257

The changes in the Level 3 fair values of private warrants and contingent consideration are as follows:

	Private Warrants	Contingent Consideration	Total Level 3
Predecessor
January 1, 2020	$—	$—	$—
Additions	—	—	—
Changes in fair value	—	—	—
Settlements	—	—	—
June 21, 2020	$—	$—	$—
Successor
February 10, 2020	$—	$—	$—
Additions	—	1,257	1,257
Changes in fair value	—	—	—
Settlements	—	—	—
December 31, 2020	—	1,257	1,257
Additions	21,727	450	22,177
Changes in fair value	(2,629)	10,891	8,262
Settlements	—	(11,598)	(11,598)
December 31, 2021	$19,098	$1,000	$20,098